Employee Benefit Plans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Employee Benefit Plans
Maximum employee contribution	15.00%		15.00%
Profit sharing expense			$ 68,175	$ 69,794
Proceeds from term loan	$ 873,970		$ 873,970
Purchase of ESOP shares	87,397		87,397
Average price	$ 10		$ 10
Fixed interest rate	3.25%		3.25%
Compensation expense	$ 10,487	$ 10,456	$ 33,936	$ 40,127
Shares released	874	874	3,496	3,496
Number of shares not yet released	74,287		75,161
Aggregate market value	$ 668,583		$ 675,697
Vesting period	3 years		3 years